CAPITAL STRUCTURE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jul. 30, 2021	May 28, 2021	Dec. 31, 2020	Nov. 23, 2020
Class of Stock [Line Items]
Number of share issued	760,000,000
Common stock, shares authorized	750,000,000				750,000,000
Common stock, par value	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	10,000,000				10,000,000
Preferred stock, par value	$ 0.0001				$ 0.0001
Common stock, shares issued	34,750,733				25,178,840
Common stock, shares outstanding	34,750,733				25,178,840
Additional paid in capital	$ 13,064,256	$ 5,952,069
Capital distributions	$ 0	$ 0
Preferred stock, shares outstanding	8,000				0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	34,750,733	21,952,640
Common stock, shares outstanding	34,750,733	21,952,640
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,000,000
Preferred stock, par value	$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	8,000
Warrant Class A [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrants outstanding						500,000
Warrant exercise price						$ 2
Warrant expiration date						Nov. 30, 2023
Warrant Class B [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrants outstanding						500,000
Warrant exercise price						$ 5
Warrant expiration date						Nov. 30, 2023
Common Stock Warrants [Member] | Warrant Holder [Member]
Class of Stock [Line Items]
Warrants outstanding			200,000	500,000
Warrant exercise price			$ 1	$ 1
Warrant expiration date			Jul. 26, 2026	Jun. 01, 2026
Common Stock Warrants [Member] | Warrant Holder 1 [Member]
Class of Stock [Line Items]
Warrants outstanding			100,000	500,000
Warrant exercise price			$ 2	$ 2
Common Stock Warrants [Member] | Warrant Holder 2 [Member]
Class of Stock [Line Items]
Warrants outstanding			100,000	500,000
Warrant exercise price			$ 5	$ 5